Commitment and Contingency - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Capital commitments [abstract]
Contractual commitments for acquisition of property, plant and equipment	¥ 9,105	¥ 574